Average Annual Total Returns - Class R, Investor C, Investor A and Institutional - BLACKROCK ADVANTAGE GLOBAL FUND, INC.	Oct. 28, 2020
MSCI All Country World Index (Reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.60%
5 Years	8.41%
10 Years	8.79%
Investor A
Average Annual Return:
1 Year	18.95%
5 Years	5.61%
10 Years	8.22%
Investor A | Return After Taxes on Distributions
Average Annual Return:
1 Year	18.45%
5 Years	3.53%
10 Years	6.19%
Investor A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	11.55%
5 Years	3.99%
10 Years	6.11%
Investor C
Average Annual Return:
1 Year	23.62%
5 Years	5.93%
10 Years	7.94%
Institutional
Average Annual Return:
1 Year	25.86%
5 Years	7.08%
10 Years	9.15%
Class R
Average Annual Return:
1 Year	25.23%
5 Years	6.42%
10 Years	8.42%